UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2012

Check here if Amendment			[ ] ;Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		PACIFIC LIFE INSURANCE COMPANY
Address:	700 Newport Center Drive
		Newport Beach, CA 92660

13F File Number: 28-351

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	John Torell
Title:	VP, IMD Accounting and Reporting
Phone:	949-219-1735

Signature, Place, and Date of Signing,

JOHN TORELL, 	NEWPORT BEACH, CALIFORNIA		AUGUST 3, 2012
---------------------------------------------------------------------
[Signature]	[city, state]				[Date]








Report Type (Check only one.):

[X]	13F Holdings Report.

[ ]	13F Notice.

[ ] 	13F Combination Report.

List of Other Managers Reporting for this Manager:

None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total: 6

Form 13F Information Table Value Total: 37,717

List of Other Included Managers:

None

PACIFIC LIFE INSURANCE COMPANY
PER SEC 13F
AS OF : 06/30/2012




						   	VALUE	                       SH/	PUT/	Invest	Other	VOTING AUTHORITY
NAME OF ISSUER			CLASS	CUSIP		(000s)	SHARE	   PRN	CALL	Discrtn      MNGR	SOLE                  SHARE 	         NONE
----------------------------	-----	---------	------	--------------------	-------	-----	-------------------------
ISHARES IBOXX H/Y CORP BOND	                    COM	464288513	8210	90000 	   SH		DEFINED   			    90000
MEDTRONIC INC 			DEB	585055AM8	20050 	20000000   PRN 		DEFINED    		    20000000
NEWTEK BUSINESS SERVICES INC	                    COM	652526104	130 	104794     SH 		SOLE		104794
PEABODY ENERGY 		 	DEB	704549AG9	2449 	3000000    PRN 		DEFINED    		    3000000
POWERSHARES ETF    		                    COM	73936Q769	959	39341      SH		DEFINED    		    39341
SPDR LEHMAN HIGH YIELD 		COM	78464A417	5919 	150000     SH 		DEFINED    		    150000
